Document And Entity Information	Feb. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2023
Entity Registrant Name	RYAN SPECIALTY HOLDINGS, INC.
Entity Central Index Key	0001849253
Entity Emerging Growth Company	false
Securities Act File Number	001-40645
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2526344
Entity Address, Address Line One	Two Prudential Plaza
Entity Address, Address Line Two	180 N. Stetson Avenue, Suite 4600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	784-6001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	RYAN
Security Exchange Name	NYSE